Note 9 - Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Gross	$ 3,232,372	$ 3,518,779
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,051,787	1,742,583
Depreciation, Depletion and Amortization	496,178	562,468	$ 487,906
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent	70,973	151,412
Assets Held under Capital Leases [Member]
Property, Plant and Equipment, Gross	$ 0	9,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 7,000